Basic And Diluted Net Loss Per Share - Summary Of Basic And Diluted Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator
Net loss	¥ (1,071,074)	$ (168,074)	¥ (941,895)	¥ (502,055)
Accretion on convertible redeemable preferred shares to redemption value	(164,065)	(25,745)	(283,981)	(232,319)
Net loss attributable to ordinary shareholders	¥ (1,235,139)	$ (193,819)	¥ (1,225,876)	¥ (734,374)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted	529,343,027	529,343,027	111,172,986	107,114,306
Net loss per share attributable to ordinary shareholders
Basic and diluted | (per share)	¥ (2.33)	$ (0.37)	¥ (11.03)	¥ (6.86)